Provisions - Narrative (Details) - EUR (€) € / shares in Units, € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Closing share price (in euro per share)	€ 4.72	€ 6.22
Other provisions	€ 7,675	€ 25,674
Legal proceedings provision
Disclosure of other provisions [line items]
Other provisions	€ 5,200	5,200
Onerous contracts provision
Disclosure of other provisions [line items]
Other provisions		€ 18,800